Financial Instruments - Additional Information (Detail) - Top Four Companies - Japan Business Segment - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of major customers [line items]
Revenue concentration percentage	55.00%	55.00%
Trade receivables current	¥ 31,832	¥ 22,566